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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert J. Johnson            Boston, MA          8/14/07
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:         101
                                        --------------------

Form 13F Information Table Value Total:      1,002,667
                                        --------------------
                                            (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ADTRAN INC                   COM           00738A106  22,867   880,500   SH           SOLE                    880,500 0        0
ALCOA INC                    COM           013817101     101     2,500   SH           SOLE                      2,500 0        0
ALEXION PHARMACEUTICALS
  INC                        COM           015351109  19,998   443,800   SH           SOLE                    443,800 0        0
ALIGN TECHNOLOGY INC         COM           016255101   7,470   309,200   SH           SOLE                    309,200 0        0
AMICUS THERAPEUTICS INC      COM           03152W109     403    35,000   SH           SOLE                     35,000 0        0
AMKOR TECHNOLOGY INC         COM           031652100      95     6,000   SH           SOLE                      6,000 0        0
APPLE INC                    COM           037833100      85       700   SH           SOLE                        700 0        0
APPLE INC                    COM           037833100     122     1,000   SH CALL      SOLE                      1,000 0        0
APPLE INC                    COM           037833100  14,645   120,000   SH CALL      SOLE                    120,000 0        0
ARRIS GROUP INC              COM           04269Q100   8,883   505,000   SH           SOLE                    505,000 0        0
ATHEROS COMMUNICATIONS
  INC                        COM           04743P108  50,485 1,637,000   SH           SOLE                  1,637,000 0        0
ATHEROS COMMUNICATIONS
  INC                        COM           04743P108   3,025    98,100   SH CALL      SOLE                     98,100 0        0
ATHEROS COMMUNICATIONS
  INC                        COM           04743P108   4,626   150,000   SH CALL      SOLE                    150,000 0        0
AU OPTRONICS CORP         SP ADR           002255107      83     4,800   SH           SOLE                      4,800 0        0
BAUER EDDIE HLDGS INC        COM           071625107   4,686   364,639   SH           SOLE                    364,639 0        0
BIODEL INC                   COM           09064M105     990    50,000   SH           SOLE                     50,000 0        0
BIOMARIN PHARMACEUTICAL
 INC                         COM           09061G101   8,385   467,395   SH           SOLE                    467,395 0        0
BIOSANTE PHARMACE
 WRNT TO PRCHSE              COM           09065v203 190,200    30,000   SH CALL      SOLE                     30,000 0        0
BLUE NILE INC                COM           09578R103      30       500   SH           SOLE                        500 0        0
BUSINESS OBJECTS SA       SP ADR           12328X107   2,913    75,000   SH           SOLE                     75,000 0        0
CAVIUM NETWORKS INC          COM           14965A101   1,181    52,200   SH           SOLE                     52,200 0        0
CEPHEID                      COM           15670R107  11,438   783,406   SH           SOLE                    783,406 0        0
CERUS CORP                   COM           157085101   4,156   614,756   SH           SOLE                    614,756 0        0
CIENA CORP                   COM           171779309  14,998   415,100   SH           SOLE                    415,100 0        0
COLDWATER CREEK INC          COM           193068103      23     1,000   SH           SOLE                      1,000 0        0
COMPUWARE CORP               COM           205638109      59     5,000   SH           SOLE                      5,000 0        0
COMVERGE INC                 COM           205859101     310    10,000   SH           SOLE                     10,000 0        0
CORNING INC                  COM           219350105      51     2,000   SH           SOLE                      2,000 0        0
CUMMINS INC                  COM           231021106      76       750   SH           SOLE                        750 0        0
CUTERA INC                   COM           232109108      87     3,500   SH           SOLE                      3,500 0        0
DELL INC                     COM           24702R101      86     3,000   SH           SOLE                      3,000 0        0
DIODES INC                   COM           254543101   8,649   207,072   SH           SOLE                    207,072 0        0
EDWARDS LIFESCIENCES
  CORP                       COM           28176E108      89     1,800   SH           SOLE                      1,800 0        0
ENERNOC INC                  COM           292764107   1,992    52,251   SH           SOLE                     52,251 0        0
FAIRCHILD SEMICONDUCTOR
  INTL                       COM           303726103  37,029 1,916,600   SH           SOLE                  1,916,600 0        0
FLIR SYS INC                 COM           302445101      93     2,000   SH           SOLE                      2,000 0        0
FOUNDRY NETWORKS INC         COM           35063R100  10,814   649,110   SH           SOLE                    649,110 0        0
GAP INC DEL                  COM           364760108  18,050   945,000   SH           SOLE                    945,000 0        0
GARMIN LTD COM STK           ORD           G37260109      74     1,000   SH           SOLE                      1,000 0       0
GENESIS MICROCHIP INC
  DEL                        COM           37184C103  21,484 2,295,345   SH           SOLE                  2,295,345 0        0
GOOGLE INC                   CL A          38259P508  10,454    20,000   SH CALL      SOLE                     20,000 0        0
GOOGLE INC                   CL A          38259P508   5,227    10,000   SH CALL      SOLE                     10,000 0        0
HIMAX TECHNOLOGIES INC       SP ADR        43289P106   7,768 1,346,280   SH           SOLE                  1,346,280 0        0
INFINERA CORPORATION         COM           45667G103     872    35,000   SH           SOLE                     35,000 0        0
INTEGRATED DEVICE
  TECHNOLOGY                 COM           458118106   1,527   100,000   SH CALL      SOLE                    100,000 0        0
INTEGRATED DEVICE
  TECHNOLOGY                 COM           458118106   3,054   200,000   SH CALL      SOLE                    200,000 0        0
INTEGRATED DEVICE
 TECHNOLOGY                  COM           458118106  19,851 1,300,000   SH           SOLE                  1,300,000 0        0
INTERSIL CORP                CL A          46069S109   6,292   200,000   SH CALL      SOLE                    200,000 0        0
INTERSIL CORP                CL A          46069S109  38,623 1,227,700   SH           SOLE                  1,227,700 0        0
INVERNESS MED
 INNOVATIONS IN              COM           46126P106  15,398   301,800   SH           SOLE                    301,800 0        0
JETBLUE AWYS CORP            COM           477143101      59     5,000   SH           SOLE                      5,000 0        0
JUNIPER NETWORKS INC         COM           48203R104   7,551   300,000   SH CALL      SOLE                    300,000 0        0
JUNIPER NETWORKS INC         COM           48203R104  20,589   818,000   SH           SOLE                    818,000 0        0
KNOT INC                     COM           499184109      81     4,000   SH           SOLE                      4,000 0        0
KULICKE & SOFFA INDS INC     COM           501242101   6,385   609,800   SH           SOLE                    609,800 0        0
LDK SOLAR CO LTD          SP ADR           50183L107   1,628    52,000   SH           SOLE                     52,000 0        0
LIMELIGHT NETWORKS  INC      COM           53261M104     495    25,000   SH           SOLE                     25,000 0        0
LINEAR TECHNOLOGY CORP       COM           535678106      90     2,500   SH           SOLE                      2,500 0        0
MARVELL TECHNOLOGY
  GROUP LTD                  COM           G5876H105  20,942 1,150,000   SH CALL      SOLE                  1,150,000 0        0
MAXIM INTEGRATED PRODS
  INC                        COM           57772K101  26,972   807,300   SH           SOLE                    807,300 0        0
MEDCATH CORP                 COM           58404W109      80     2,500   SH           SOLE                      2,500 0        0
MERCK & CO INC               COM           589331107  10,458   210,000   SH           SOLE                    210,000 0        0
METROPCS COMMUNICATIONS
  INC                        COM           591708102     333    10,074   SH           SOLE                     10,074 0        0
MICROSEMI CORP               COM           595137100  16,624   694,100   SH           SOLE                    694,100 0        0
NETLOGIC MICRSYSTEMS INC     COM           64118B100  32,463 1,019,570   SH           SOLE                  1,019,570 0        0
NEW YORK & CO INC            COM           649295102   2,764   252,200   SH           SOLE                    252,200 0        0
NVIDIA CORP                  COM           67066G104  10,373   251,100   SH           SOLE                    251,100 0        0
OFFICEMAX INC DEL            COM           67622P101   8,450   215,000   SH           SOLE                    215,000 0        0
OMNITURE INC                 COM           68212S109   1,146    50,000   SH           SOLE                     50,000 0        0
OMNIVISION TECHNOLOGIES
  INC                        COM           682128103      54     3,000   SH           SOLE                      3,000 0        0
OMRIX BIOPHARMACEUTICALS
  INC                        COM           681989109   9,507   302,200   SH           SOLE                    302,200 0       0
PACIFIC SUNWEAR CALIF
  INC                        COM           694873100  11,660   530,000   SH           SOLE                    530,000 0       0
PMC-SIERRA INC               COM           69344F106  20,446 2,645,000   SH           SOLE                  2,645,000 0       0
PRICESMART INC               COM           741511109      99     4,000   SH           SOLE                      4,000 0       0
QUALCOMM INC                 COM           747525103  32,543   750,000   SH CALL      SOLE                    750,000 0       0
QUALCOMM INC                 COM           747525103   4,339   100,000   SH           SOLE                    100,000 0       0
QUICKSILVER RESOURCES
  INC                        COM           74837R104      67     1,500   SH           SOLE                      1,500 0       0
QUIKSILVER INC               COM           74838C106      57     4,000   SH           SOLE                      4,000 0       0
RADIOSHACK CORP              COM           750438103      33     1,000   SH           SOLE                      1,000 0       0
RF MICRODEVICES INC          COM           749941100  10,090 1,617,000   SH           SOLE                  1,617,000 0       0
RUSS BERRIE & CO             COM           782233100      56     3,000   SH           SOLE                      3,000 0       0
SAKS INC                     COM           79377W108   4,057   190,000   SH           SOLE                    190,000 0       0
SANDISK CORP                 COM           80004C101  24,470   500,000   SH CALL      SOLE                    500,000 0       0
SANDISK CORP                 COM           80004C101  19,884   406,300   SH CALL      SOLE                    406,300 0       0
SANDISK CORP                 COM           80004C101      93     1,900   SH           SOLE                      1,900 0       0
SEMTECH CORP                 COM           816850101  20,798 1,200,100   SH           SOLE                  1,200,100 0       0
SHANDA INTERACTIVE
  ENTMT LTD               SP ADR           81941Q203      93     3,000   SH           SOLE                      3,000 0       0
SIERRA WIRELESS INC          COM           826516106      25     1,000   SH           SOLE                      1,000 0       0
SIRTRIS PHARMACEUTICALS
  INC                        COM           82968A105     740    75,000   SH           SOLE                     75,000 0       0
SKYWORKS SOLUTIONS INC       COM           83088M102  15,435 2,100,000   SH           SOLE                  2,100,000 0       0
ST JUDE MED INC              COM           790849103   4,979   120,000   SH CALL      SOLE                    120,000 0       0
ST JUDE MED INC              COM           790849103  26,081   628,600   SH           SOLE                    628,600 0       0
STANDARD MICROSYSTEMS
  CORP                       COM           853626109      86     2,500   SH           SOLE                      2,500 0       0
STARENT NETWORKS CORP        COM           85528P108   1,036    70,500   SH           SOLE                     70,500 0       0
SYNAPTICS INC                COM           87157D109  11,189   312,631   SH           SOLE                    312,631 0       0
TECHTARGET INC               COM           87874R100     347    27,000   SH           SOLE                     27,000 0       0
TERADYNE INC                 COM           880770102  15,794   898,400   SH           SOLE                    898,400 0       0
TEXAS INSTRS INC             COM           882508104  13,171   350,000   SH CALL      SOLE                    350,000 0       0
VALUECLICK INC               COM           92046N102      88     3,000   SH           SOLE                      3,000 0       0
VOLTERRA SEMICONDUCTOR
  CORP                       COM           928708106   7,890   555,620   SH           SOLE                    555,620 0       0
ZORAN CORP                   COM           98975F101      80     4,000   SH           SOLE                      4,000 0       0

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